RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Legal expense	$ 54	$ 59	$ 46
Related Party One [Member]
Related Party Transaction [Line Items]
Selling and management services	1,887	1,710	741
Amount due to related parties	605	311
Board fees	36	38	38
Related Party Two [Member]
Related Party Transaction [Line Items]
Selling and management services	155	148	87
Related Party Three [Member]
Related Party Transaction [Line Items]
Management	386	286	182
Related Party Four [Member]
Related Party Transaction [Line Items]
Expenses incurred for services	340	0	0
Related Party Five [Member]
Related Party Transaction [Line Items]
Expenses incurred for services	139	141	118
Arrow Ecology And Engineering Overseas Ltd Member
Related Party Transaction [Line Items]
Expenses incurred for services	119	286	115
Board of Directors [Member]
Related Party Transaction [Line Items]
Board fees	50	50	50
Board of Directors [Member] | Related Party Four [Member]
Related Party Transaction [Line Items]
Board fees	36	38	38
Board of Directors [Member] | Au10tix Member
Related Party Transaction [Line Items]
Board fees	$ 112	$ 117	$ 125